Expense Example - Hartford Schroders International Stock Fund	Class A Year 1	Class A Year 3	Class A Year 5	Class A Year 10	Class C Year 1	Class C Year 3	Class C Year 5	Class C Year 10	Class I Year 1	Class I Year 3	Class I Year 5	Class I Year 10	Class R3 Year 1	Class R3 Year 3	Class R3 Year 5	Class R3 Year 10	Class R4 Year 1	Class R4 Year 3	Class R4 Year 5	Class R4 Year 10	Class R5 Year 1	Class R5 Year 3	Class R5 Year 5	Class R5 Year 10	Class Y Year 1	Class Y Year 3	Class Y Year 5	Class Y Year 10	Class F Year 1	Class F Year 3	Class F Year 5	Class F Year 10	Class SDR Year 1	Class SDR Year 3	Class SDR Year 5	Class SDR Year 10
USD ($)	658	886	1,133	1,838	288	582	1,001	2,169	85	265	460	1,025	149	462	797	1,746	117	365	633	1,398	89	278	482	1,073	84	262	455	1,014	77	240	417	930	77	240	417	930